Segment Information (Reconciliation of Segment Capital Expenditures) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment		$ (288)	$ (141)	$ (151)
Operating Segments [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment		(312)	(141)	(151)
Operating Segments [Member] | L&S [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment		(212)	(141)	(151)
Operating Segments [Member] | G&P [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment	[1]	(100)	0	0
Segment Reconciling Items [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment		$ (24)	$ 0	$ 0

[1]	(1) The G&P segment includes $24 million of capital expenditures related to Partnership operated, non-wholly owned subsidiaries.